Summary of Significant Accounting Policies - Impairment of goodwill and indefinite-lived intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Summary of Significant Accounting Policies
Impairment loss of goodwill	¥ 35,412	$ 5,100	¥ 0	¥ 0